Property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment
Additions	$ 32,759	$ 28,723
Depreciation on property, plant and equipment	37,882	34,096
Mine development
Property, plant and equipment
Additions	14,022	11,318
Construction in progress
Property, plant and equipment
Additions	$ 18,706	$ 17,149